Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity	Stockholders’ Equity
Common Stock

In March 2018, the Company amended the Certificate of Incorporation, to increase the number of authorized shares of common stock from 24,867,458 to a new total of 29,012,034 shares of $0.001 par value common stock. Common stockholders are entitled to dividends, as and when declared by the Board of Directors, subject to the priority dividend rights of the holders of other classes of stock. There have been no dividends declared to date. The holder of each share of common stock is entitled to one vote.

At December 31, 2019, the Company has reserved shares of common stock for future issuance as follows:

Conversion of convertible preferred stock	23,946,403
Stock option plans	4,023,826
Common stock warrants	15,461
Total	27,985,690

Common Stock Warrants

At December 31, 2019, the following warrants to purchase common stock were outstanding:

Number of Shares	Exercise Price	Expiration Date
6,046	$34.74	November 2020
6,046	$34.74	5 years after an initial public offering of the Company
3,369	$54.41	5 years after an initial public offering of the Company
15,461
Stockholders’ Equity
On February 12, 2020, in connection with the Merger, shares of Transphorm Technology’s convertible preferred stock and common stock issued and outstanding immediately prior to the closing of the Merger were converted into shares of the Company’s common stock as follows:

•Series 1 convertible preferred stock: 51,680,254 shares issued and outstanding were converted into 12,433,953 shares issued and outstanding;
•Series 2 convertible preferred stock: 38,760,190 shares issued and outstanding were converted into 7,499,996 shares issued and outstanding;
•Series 3 convertible preferred stock: 31,850,304 issued and outstanding were converted into 4,000,000 shares issued and outstanding; and
•Common stock: 50,325,662 shares issued and outstanding were converted into 4,171,571 shares issued and outstanding.

In addition, on February 12, 2020, the Company issued 1,650,000 shares in connection with the Merger with Peninsula Acquisition Corporation and redeemed 52,773 shares from unaccredited investors.

All per share and share amounts for all periods presented have been retroactively adjusted to reflect the effect of the Merger.

In December 2019, the Company amended its certificate of incorporation to authorize two classes of stock, to be designated, respectively, common stock and preferred stock. The total number of shares of stock that the Company shall have authority to issue is 755,000,000 shares, of which 750,000,000 shares are common stock, $0.0001 par value per share, and 5,000,000 shares are preferred stock, $0.0001 par value per share.
As of September 30, 2020, 750,000,000 shares of common stock are authorized, of which 35,266,496 shares of common stock were issued and outstanding, and 5,000,000 shares of preferred stock are authorized, none of which were issued and outstanding. The Company’s Board of Directors has the ability to designate the rights, preferences and privileges for the preferred stock.

Private Placement

On February 12, 2020 and February 27, 2020, we sold an aggregate of 5,380,000 shares of common stock pursuant to closings of a private placement offering (the “Private Placement”) at a purchase price of $4.00 per share. We granted to the investors in the Private Placement registration rights requiring us to register those shares of common stock for public resale. The then existing stockholders of Transphorm Technology also became entitled to such registration rights. The aggregate gross proceeds from the closings of the Private Placement were $21.5 million (before deducting placement agent fees and expenses of such closings, which were an aggregate of $1.8 million).

The issuance of common stock in the Private Placement was not registered under the Securities Act, in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated by the SEC. The common stock issued in the Private Placement was sold to “accredited investors,” as defined in Regulation D, and was conducted on a “reasonable best efforts” basis.

Common Stock

Common stockholders are entitled to dividends, as and when declared by the Company’s Board of Directors, subject to the priority dividend rights of the holders of other classes of stock. There have been no dividends declared to date. The holder of each share of common stock is entitled to one vote.
At September 30, 2020, the Company has reserved shares of common stock for future issuance as follows:

Equity incentive plans	5,042,525
Common stock warrants	15,461
Total	5,057,986

Common Stock Warrants

At September 30, 2020, the following warrants to purchase common stock were outstanding:

Number of Shares	Exercise Price	Expiration Date
6,046	$34.74	November 2020
6,046	$34.74	5 years after an initial public offering of the Company
3,369	$54.41	5 years after an initial public offering of the Company
15,461